Restricted and Performance Stock Unit Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	19,836	20,923	19,443
Granted	6,350	6,667	8,422
Payments	(7,369)	(7,600)	(6,788)
Cancelled/Forfeited	(148)	(154)	(154)
Ending Balance	18,669	19,836	20,923
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	27,614	32,380	29,895
Granted	20,537	10,348	17,311
Payments	(8,499)	(12,137)	(14,364)
Cancelled/Forfeited	(189)	(2,977)	(462)
Ending Balance	39,463	27,614	32,380